Accrued Expenses And Other Current Liabilities - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses and Other Current Liabilities [Line Items]
Advances from officer	$ 125,070	$ 0	$ 58,054	$ 144,285
Repayment of advances from officer	60,055	24,990	83,044	119,295
Liability to officer	$ 65,015			$ 24,990